Stockholders' equity - Summary of options outstanding and exercisable (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding (in shares)	227,203	185,591
Number of options exercisable (in shares)	183,373	181,766
Weighted average exercise price of exercisable options (in dollars per share)	$ 8.28	$ 7.86
$3.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 3.30	$ 3.30
Number of options outstanding (in shares)	79,337	87,671
Weighted average remaining estimated life (in years)	1 year 9 months 18 days	2 years 6 months
Number of options exercisable (in shares)	79,337	87,671
$3.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 3.60	$ 3.60
Number of options outstanding (in shares)	800	800
Weighted average remaining estimated life (in years)	4 years 9 months 18 days	5 years 6 months
Number of options exercisable (in shares)	800	800
$5.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 5.70	$ 5.70
Number of options outstanding (in shares)	10,336	10,336
Weighted average remaining estimated life (in years)	7 years 4 months 24 days	8 years 2 months 12 days
Number of options exercisable (in shares)	10,132	9,760
$6.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 6.90	$ 6.90
Number of options outstanding (in shares)	29,038	29,038
Weighted average remaining estimated life (in years)	3 years 8 months 12 days	4 years 6 months
Number of options exercisable (in shares)	28,296	27,466
$7.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 7.50	$ 7.50
Number of options outstanding (in shares)	15,837	15,837
Weighted average remaining estimated life (in years)	5 years 7 months 6 days	6 years 3 months 19 days
Number of options exercisable (in shares)	15,837	15,837
$9.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 9.60	$ 9.60
Number of options outstanding (in shares)	8,300	8,300
Weighted average remaining estimated life (in years)	7 years 10 months 24 days	8 years 8 months 12 days
Number of options exercisable (in shares)	8,300	7,064
$9.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 9.90	$ 9.90
Number of options outstanding (in shares)	800	800
Weighted average remaining estimated life (in years)	9 months 18 days	1 year 6 months
Number of options exercisable (in shares)	800	800
$10.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 10.50	$ 10.50
Number of options outstanding (in shares)	1,600	1,600
Weighted average remaining estimated life (in years)	5 years 9 months 18 days	6 years 6 months
Number of options exercisable (in shares)	1,600	1,600
$10.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 10.80	$ 10.80
Number of options outstanding (in shares)	2,400	2,400
Weighted average remaining estimated life (in years)	6 years 9 months 18 days	7 years 6 months
Number of options exercisable (in shares)	2,400	2,400
$14.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 14.20	$ 19.50
Number of options outstanding (in shares)	52,500	2,554
Weighted average remaining estimated life (in years)	9 years 7 months 6 days	6 months
Number of options exercisable (in shares)	9,616	2,554
$23.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 23.40	$ 23.40
Number of options outstanding (in shares)	26,255	26,255
Weighted average remaining estimated life (in years)	6 years 3 months 18 days	7 years 1 month 6 days
Number of options exercisable (in shares)	26,255	25,814